OTHER RECEIVABLES (Details Narrative) - GNQ INSILICO INC [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Other receivables	$ 1,686,335	$ 3,314,235
Vendor Receivable [Member]
Restructuring Cost and Reserve [Line Items]
Other receivables		$ 29,120